Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
June 30, 2024
INTCEN-NPRT3-0824
1.859215.116
Common Stocks - 98.5%
	Shares	Value ($)
Australia - 1.9%
Arena (REIT) unit	1,366,139	3,526,930
Commonwealth Bank of Australia	101,617	8,634,925
Goodman Group unit	162,458	3,766,057
Macquarie Group Ltd.	117,191	16,002,279
National Storage REIT unit	1,444,377	2,216,151
QBE Insurance Group Ltd.	1,016,443	11,791,622
Rio Tinto PLC	434,900	28,537,396
Treasury Wine Estates Ltd.	731,930	6,074,085
Westpac Banking Corp.	912,273	16,571,560
Woodside Energy Group Ltd.	391,695	7,376,006
TOTAL AUSTRALIA		104,497,011
Belgium - 1.0%
Azelis Group NV	301,649	5,414,335
KBC Group NV	383,062	27,034,832
Nyxoah SA (a)	335,700	2,363,328
UCB SA	135,000	20,053,003
Warehouses de Pauw	52,593	1,425,009
TOTAL BELGIUM		56,290,507
Brazil - 0.2%
Wheaton Precious Metals Corp.	170,900	8,960,679
Canada - 6.2%
Africa Oil Corp.	3,129,319	5,581,330
Alimentation Couche-Tard, Inc. (multi-vtg.)	603,100	33,843,783
Alphamin Resources Corp.	3,639,500	2,819,977
Athabasca Oil Corp. (a)	1,409,619	5,337,397
Boardwalk (REIT)	33,200	1,710,417
Cameco Corp.	89,952	4,425,766
Canadian Natural Resources Ltd.	139,236	4,959,592
Canadian Pacific Kansas City Ltd.	319,100	25,130,539
Chemtrade Logistics Income Fund (b)	1,601,000	10,813,377
Constellation Software, Inc.	20,900	60,220,966
Constellation Software, Inc. warrants 3/31/40 (a)(c)	24,200	2
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,400	12,968,943
Franco-Nevada Corp.	67,300	7,979,284
Imperial Oil Ltd.	276,124	18,827,416
Intact Financial Corp.	72,500	12,083,422
Ivanhoe Mines Ltd. (a)	1,013,300	13,073,166
Lumine Group, Inc. (a)	171,196	4,621,372
MEG Energy Corp. (a)	427,002	9,135,886
Methanex Corp.	114,100	5,508,794
Onex Corp. (sub. vtg.)	108,000	7,343,416
Quebecor, Inc. Class B (sub. vtg.)	133,200	2,810,924
Royal Bank of Canada	340,300	36,230,178
Shopify, Inc. Class A (a)	182,610	12,061,391
Stella-Jones, Inc.	170,300	11,112,665
Teck Resources Ltd. Class B (sub. vtg.)	115,300	5,525,433
TMX Group Ltd.	806,100	22,437,987
TOTAL CANADA		336,563,423
Chile - 0.3%
Antofagasta PLC	292,200	7,793,707
Lundin Mining Corp.	496,000	5,521,786
TOTAL CHILE		13,315,493
China - 0.1%
ESR Group Ltd. (d)	798,200	1,048,723
NXP Semiconductors NV	10,300	2,771,627
TOTAL CHINA		3,820,350
Denmark - 3.5%
Carlsberg A/S Series B	79,893	9,591,479
Novo Nordisk A/S Series B	1,169,400	167,323,447
Novonesis (NOVOZYMES) B Series B	97,600	5,971,849
Pandora A/S	46,400	7,002,743
TOTAL DENMARK		189,889,518
Finland - 1.0%
Elisa Corp. (A Shares)	83,360	3,824,515
Fortum Corp.	66,610	973,736
Nordea Bank Abp	2,780,500	33,080,578
Sampo Oyj (A Shares)	423,900	18,204,426
TOTAL FINLAND		56,083,255
France - 10.3%
Accor SA	524,900	21,530,025
Air Liquide SA	373,036	64,381,314
Airbus Group NV	234,000	32,115,730
Alten SA	164,500	18,057,556
Antin Infrastructure Partners SA	67,800	820,498
ARGAN SA	17,493	1,363,845
BNP Paribas SA	189,500	12,118,924
Capgemini SA	245,300	48,725,789
Danone SA	177,500	10,871,837
Dassault Systemes SA	591,000	22,222,177
Eramet SA	30,500	3,075,313
EssilorLuxottica SA	169,331	36,486,621
Hermes International SCA	6,600	15,126,098
Interparfums SA	83,750	3,426,237
L'Oreal SA	127,900	56,297,174
LVMH Moet Hennessy Louis Vuitton SE	124,116	95,295,157
Safran SA	246,300	51,909,798
TotalEnergies SE	828,324	55,459,411
Veolia Environnement SA	128,120	3,837,560
TOTAL FRANCE		553,121,064
Germany - 8.9%
adidas AG	37,900	9,051,348
Allianz SE	139,200	38,660,139
Deutsche Borse AG	174,400	35,646,764
Deutsche Telekom AG	653,900	16,436,104
DHL Group	582,131	23,638,550
E.ON SE	379,880	4,985,732
Fresenius SE & Co. KGaA (a)	449,700	13,427,181
Hannover Reuck SE	157,800	40,001,332
Infineon Technologies AG	368,133	13,510,592
LEG Immobilien AG (b)	46,608	3,806,506
Mercedes-Benz Group AG (Germany)	203,000	14,049,940
Merck KGaA	207,043	34,313,135
MTU Aero Engines AG	63,600	16,265,246
Rheinmetall AG	46,128	23,499,952
RWE AG	135,020	4,619,959
SAP SE	509,859	102,418,225
Siemens AG	233,850	43,525,433
Siemens Healthineers AG (d)	700,600	40,366,547
TOTAL GERMANY		478,222,685
Hong Kong - 1.2%
AIA Group Ltd.	6,982,800	47,243,877
CK Asset Holdings Ltd.	1,480,088	5,543,898
Prudential PLC	1,575,360	14,283,820
TOTAL HONG KONG		67,071,595
Hungary - 0.2%
Richter Gedeon PLC	460,200	11,953,955
India - 0.4%
HDFC Bank Ltd.	1,108,000	22,382,431
Indonesia - 0.4%
PT Bank Central Asia Tbk	39,500,200	23,941,343
Ireland - 1.2%
AIB Group PLC	4,791,000	25,326,228
Bank of Ireland Group PLC	1,462,900	15,303,455
Kingspan Group PLC (Ireland)	311,300	26,504,245
TOTAL IRELAND		67,133,928
Israel - 0.1%
Wix.com Ltd. (a)	28,300	4,501,681
Italy - 3.8%
Coca-Cola HBC AG	255,700	8,720,755
Davide Campari Milano NV	1,042,100	9,847,910
Enel SpA	782,126	5,427,011
Ferrari NV (Italy)	29,700	12,109,007
FinecoBank SpA	1,306,000	19,469,357
GVS SpA (a)(d)	115,000	809,156
Industrie de Nora SpA (b)	116,500	1,397,376
Intercos SpA	193,600	3,139,066
Prada SpA	1,240,600	9,277,830
Prysmian SpA	476,900	29,530,759
Recordati SpA	831,400	43,361,887
UniCredit SpA	1,605,100	59,398,369
TOTAL ITALY		202,488,483
Japan - 17.3%
Ajinomoto Co., Inc.	884,900	31,144,259
Asics Corp.	276,000	4,255,416
BayCurrent Consulting, Inc.	176,500	3,573,155
Canon, Inc.	94,500	2,563,564
Capcom Co. Ltd.	1,127,010	21,319,522
Daiichi Sankyo Kabushiki Kaisha	671,800	23,347,565
DENSO Corp.	2,044,900	31,918,927
Disco Corp.	20,800	7,922,713
Fast Retailing Co. Ltd.	55,000	13,911,766
Fuji Electric Co. Ltd.	26,500	1,514,226
FUJIFILM Holdings Corp.	1,786,100	41,896,012
Fujitsu Ltd.	443,500	6,955,625
Hitachi Ltd.	4,280,900	96,390,141
Hoya Corp.	262,300	30,673,191
Itochu Corp.	663,400	32,611,553
JTOWER, Inc. (a)	119,300	1,254,304
Kansai Electric Power Co., Inc.	317,470	5,330,896
Katitas Co. Ltd.	163,000	1,764,379
Keyence Corp.	25,400	11,117,027
Komatsu Ltd.	848,700	24,790,140
LY Corp.	1,529,370	3,692,925
Minebea Mitsumi, Inc.	364,900	7,517,244
Mitsubishi Electric Corp.	1,669,000	26,745,924
Mitsubishi Heavy Industries Ltd.	3,786,200	40,758,734
Mitsui Fudosan Logistics Park, Inc.	1,033	2,789,561
Mizuho Financial Group, Inc.	1,254,300	26,399,745
Nintendo Co. Ltd.	136,830	7,306,938
Nomura Real Estate Holdings, Inc.	167,600	4,219,062
NSD Co. Ltd.	101,100	1,942,041
ORIX Corp.	572,800	12,695,471
Pan Pacific International Holdings Ltd.	326,000	7,625,741
Renesas Electronics Corp.	2,066,829	39,196,685
Rohto Pharmaceutical Co. Ltd.	365,100	7,643,570
Shin-Etsu Chemical Co. Ltd.	1,733,700	67,409,101
SoftBank Group Corp.	231,656	14,900,400
Sompo Holdings, Inc.	364,800	7,815,366
Sony Group Corp.	245,000	20,879,188
Sumitomo Mitsui Financial Group, Inc.	428,000	28,729,472
Suzuki Motor Corp.	2,308,300	26,648,436
Terumo Corp.	744,800	12,352,660
TIS, Inc.	314,900	6,117,889
Tokio Marine Holdings, Inc.	1,920,600	72,174,339
Tokyo Electron Ltd.	223,400	48,902,353
Tokyo Seimitsu Co. Ltd.	80,400	6,168,556
Tosei Corp.	152,200	2,309,279
Toyota Motor Corp.	1,728,300	35,460,354
TOTAL JAPAN		932,655,415
Korea (South) - 0.1%
JYP Entertainment Corp.	38,060	1,580,277
SK Hynix, Inc.	8,940	1,532,070
Webtoon Entertainment, Inc.	101,490	2,317,017
TOTAL KOREA (SOUTH)		5,429,364
Luxembourg - 0.0%
CVC Capital Partners PLC (d)	21,900	401,881
Mexico - 0.1%
Fresnillo PLC	389,600	2,767,813
Netherlands - 6.1%
Argenx SE ADR (a)	19,800	8,514,792
ASM International NV (Netherlands)	40,876	31,159,865
ASML Holding NV (Netherlands)	179,908	183,356,170
BE Semiconductor Industries NV	18,900	3,160,625
Heineken NV (Bearer)	115,500	11,174,166
IMCD NV	171,300	23,720,568
Topicus.Com, Inc.	26,781	2,290,397
Universal Music Group NV	245,240	7,295,463
Wolters Kluwer NV	336,273	55,748,367
TOTAL NETHERLANDS		326,420,413
Norway - 0.2%
Equinor ASA	184,810	5,293,664
Norsk Hydro ASA	816,700	5,091,702
TOTAL NORWAY		10,385,366
Portugal - 0.2%
Galp Energia SGPS SA	540,089	11,407,158
Singapore - 0.5%
Parkway Life REIT	964,748	2,490,131
Sea Ltd. ADR Class A (a)	137,940	9,851,675
United Overseas Bank Ltd.	473,405	10,937,890
Wing Tai Holdings Ltd.	1,486,400	1,512,708
TOTAL SINGAPORE		24,792,404
South Africa - 0.2%
Anglo American PLC (United Kingdom)	281,600	8,898,702
Spain - 2.4%
Banco Santander SA (Spain)	5,241,700	24,388,445
CaixaBank SA	11,483,600	60,984,146
Cellnex Telecom SA (d)	271,436	8,828,312
Iberdrola SA	955,641	12,399,368
Industria de Diseno Textil SA	287,000	14,241,910
Neinor Homes SLU (d)	192,300	2,574,296
Puig Brands SA Class B	217,500	6,079,515
TOTAL SPAIN		129,495,992
Sweden - 1.8%
AddTech AB (B Shares)	534,127	13,273,804
Atlas Copco AB (A Shares)	1,746,100	32,785,222
Autoliv, Inc.	67,300	7,200,427
Evolution AB (d)	73,600	7,666,233
Haypp Group (a)	353,000	2,364,657
Hemnet Group AB	99,480	3,005,330
Indutrade AB	1,082,743	27,745,353
Kry International AB (a)(c)(e)	527	10,041
Swedish Logistic Property AB (a)	340,417	1,079,159
TOTAL SWEDEN		95,130,226
Switzerland - 4.2%
Alcon, Inc. (Switzerland)	522,730	46,673,049
Compagnie Financiere Richemont SA Series A	294,160	45,972,195
Galderma Group AG	409,510	33,710,679
Partners Group Holding AG	25,000	32,110,858
Sika AG	142,244	40,720,304
UBS Group AG	891,250	26,238,035
TOTAL SWITZERLAND		225,425,120
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,154,000	34,119,288
Tanzania - 0.0%
Helios Towers PLC (a)	1,479,590	2,177,087
United Kingdom - 15.0%
3i Group PLC	1,697,232	65,412,869
AstraZeneca PLC (United Kingdom)	768,300	119,572,879
B&M European Value Retail SA	837,076	4,626,222
BAE Systems PLC	2,134,100	35,546,933
Beazley PLC	625,741	5,600,274
Big Yellow Group PLC	167,077	2,479,512
Compass Group PLC	2,409,545	65,644,041
Cranswick PLC	95,218	5,350,228
Deliveroo PLC Class A (a)(d)	4,013,400	6,641,001
Diageo PLC	1,138,271	35,734,890
Diploma PLC	183,468	9,620,120
Games Workshop Group PLC	27,145	3,661,303
Grainger Trust PLC	495,411	1,524,916
Halma PLC	624,600	21,365,409
Hiscox Ltd.	1,034,537	15,039,219
Indivior PLC (a)	547,533	8,582,492
Informa PLC	543,170	5,876,104
InterContinental Hotel Group PLC	261,230	27,449,108
JD Sports Fashion PLC	3,513,000	5,306,736
Jet2 PLC	1,072,500	17,746,731
John Wood Group PLC (a)	5,496,900	14,328,078
Lancashire Holdings Ltd.	1,794,400	13,927,368
Lloyds Banking Group PLC	52,761,800	36,390,646
London Stock Exchange Group PLC	551,970	65,451,711
National Grid PLC	1,002,286	11,191,666
Premier Foods PLC	1,813,300	3,640,002
Raspberry Pi Ltd.	640,300	3,241,660
RELX PLC (London Stock Exchange)	2,002,665	91,759,891
Rightmove PLC	429,420	2,914,996
Rolls-Royce Holdings PLC (a)	5,396,000	30,990,524
RS GROUP PLC	2,345,077	20,780,527
Sage Group PLC	1,670,200	22,981,498
SSE PLC	331,780	7,492,784
Supreme PLC	1,171,800	2,451,506
Unilever PLC (Netherlands)	273,428	15,016,205
Zegona Communications PLC (a)	932,400	3,111,628
TOTAL UNITED KINGDOM		808,451,677
United States of America - 9.0%
Airbnb, Inc. Class A (a)	10,000	1,516,300
Brookfield Renewable Corp.	63,650	1,803,351
CDW Corp.	82,700	18,511,568
Cheniere Energy, Inc.	10,360	1,811,239
Experian PLC	672,200	31,320,975
Ferguson PLC	172,900	33,298,056
GFL Environmental, Inc.	147,250	5,734,790
GSK PLC	948,600	18,245,580
Holcim AG	279,620	24,716,190
ICON PLC (a)	79,200	24,826,824
Linde PLC	128,612	56,436,232
Marsh & McLennan Companies, Inc.	214,900	45,283,728
Micron Technology, Inc.	28,400	3,735,452
Nestle SA (Reg. S)	315,798	32,234,856
NextEra Energy, Inc.	34,130	2,416,745
NRG Energy, Inc.	19,700	1,533,842
Philip Morris International, Inc.	72,500	7,346,425
Roche Holding AG (participation certificate)	43,980	12,185,047
S&P Global, Inc.	86,066	38,385,436
Sanofi SA	33,955	3,274,725
Schneider Electric SA	174,250	41,775,683
Shell PLC (London)	1,499,462	53,782,707
The AES Corp.	92,260	1,621,008
Thermo Fisher Scientific, Inc.	34,700	19,189,100
Vistra Corp.	17,210	1,479,716
Waste Connections, Inc. (United States)	20,570	3,607,155
TOTAL UNITED STATES OF AMERICA		486,072,730
Zambia - 0.1%
First Quantum Minerals Ltd.	516,600	6,785,791
TOTAL COMMON STOCKS (Cost $3,849,352,990)		5,311,053,828

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(c)(e) (Cost $1,391,178)	3,043	75,052

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	53,936,634	53,947,422
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	1,856,076	1,856,261
TOTAL MONEY MARKET FUNDS (Cost $55,803,682)		55,803,683

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,906,547,850)	5,366,932,563
NET OTHER ASSETS (LIABILITIES) - 0.5%	26,396,426
NET ASSETS - 100.0%	5,393,328,989

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,336,149 or 1.3% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,093 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	228,879

Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	111,771,368	829,479,615	887,303,506	2,874,861	(55)	-	53,947,422	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	58,825,168	271,390,719	328,359,626	181,154	-	-	1,856,261	0.0%
Total	170,596,536	1,100,870,334	1,215,663,132	3,056,015	(55)	-	55,803,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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